Annual Total Returns[BarChart] - Invesco VI Technology Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.05%)	11.28%	25.14%	11.05%	6.82%	(0.76%)	35.13%	(0.45%)	35.88%	46.11%